Unaudited pro forma net loss per share	12 Months Ended
Dec. 31, 2018
Unaudited pro forma net loss per share
Unaudited pro forma net loss per share

23. Unaudited pro forma net loss per share

Basic net loss per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted net loss per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the period.

The Company issued ordinary shares to Jimu Parent ordinary shareholders in connection with the Reorganization in March 2018 (See Note 1). 72,000,000 ordinary shares and certain preferred shares were issued and outstanding upon the completion of the Reorganization (See Note 1) in March 2018 pro forma basic and diluted net loss per ordinary share reflecting the effect of the issuance of ordinary shares and preferred shares to Jimu Parent shareholders are presented as if they had been existed since January 1, 2016 and the accretion of the preferred shares is calculated as if the preferred shares had been existed since January 1, 2016. For the years ended December 31, 2017 and 2018, the Series Seed‑A‑1 Preferred Shares, Series Seed‑A‑2 Preferred Shares, Series Seed‑B Preferred Shares, Series Seed‑C Preferred Shares, the Series A‑1 Preferred Shares, the Series A‑2 Preferred Shares, and convertible loans convertible into ordinary shares were anti‑dilutive and thus excluded from the calculation of pro forma diluted net (loss)/income per share of the Company.

The unaudited pro forma basic and diluted net loss per ordinary share for each of the years are presented as follows:

	For the year ended December 31,
	2017	2018	2018
	RMB	RMB	USD
Pro forma basic net loss per ordinary share calculation:
Numerator:
Net (loss)/income	(84,860)	2,171	315
Accretion on Series Seed-A-1 Preferred Shares redemption value	(167)	(203)	(30)
Accretion on Series Seed-A-2 Preferred Shares redemption value	(1,502)	(1,874)	(273)
Accretion on Series Seed-B Preferred Shares redemption value	(11,881)	(14,476)	(2,105)
Accretion on Series Seed-C Preferred Shares redemption value	(31,943)	(40,602)	(5,905)
Accretion on Series A-1 Preferred Shares redemption value	—	(7,847)	(1,141)
Accretion on Series A-2 Preferred Shares redemption value	—	(11,768)	(1,712)
Net loss attributable to ordinary shareholders	(130,353)	(74,599)	(10,851)
Denominator:
Weighted average ordinary shares outstanding-basic	62,875,631	103,995,794	103,995,794
Pro forma net loss per ordinary share basic	(2.07)	(0.72)	(0.10)
Pro forma diluted net loss per ordinary share calculation:
Numerator:
Net loss attributable to ordinary shareholders-diluted	(130,353)	(74,599)	(10,851)
Denominator:
Weighted average ordinary shares outstanding-basic	62,875,631	103,995,794	103,995,794
Ordinary shares issuable upon the exercise of outstanding stock option using the treasury stock method	—	—	—
Weighted average ordinary shares outstanding-diluted	62,875,631	103,995,794	103,995,794
Pro forma net loss per ordinary share diluted	(2.07)	(0.72)	(0.10)